Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Vessels (Abstract)
Vessels	$ 1,193,397	$ 1,217,606
Less: Accumulated depreciation	(161,952)	(143,620)
Vessels, net	$ 1,031,445	$ 1,073,986